CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Trade accounts and notes receivable, allowance for doubtful accounts	$ 143	¥ 11,856	¥ 13,735
Common stock, no par value	$ 0	¥ 0	¥ 0
Common stock, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, issued	3,447,997,492	3,447,997,492	3,447,997,492
Treasury stock, shares	312,298,805	312,298,805	312,002,149